UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Strategic Real Return Fund

June 30, 2017

RRS-QTLY-0817
1.833432.111

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.5%
		Principal Amount(a)	Value
Convertible Bonds - 0.5%
FINANCIALS - 0.4%
Diversified Financial Services - 0.1%
RWT Holdings, Inc. 5.625% 11/15/19		$690,000	$721,913
Mortgage Real Estate Investment Trusts - 0.3%
Blackstone Mortgage Trust, Inc. 4.375% 5/5/22		250,000	254,531
IAS Operating Partnership LP 5% 3/15/18 (b)		1,020,000	1,030,200
Redwood Trust, Inc. 4.625% 4/15/18		350,000	354,375
Resource Capital Corp.:
6% 12/1/18		120,000	121,125
8% 1/15/20		360,000	371,412
Starwood Property Trust, Inc. 4.375% 4/1/23		240,000	243,150
			2,374,793
TOTAL FINANCIALS			3,096,706
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
RAIT Financial Trust 4% 10/1/33		1,240,000	1,161,725

TOTAL CONVERTIBLE BONDS			4,258,431

Nonconvertible Bonds - 1.0%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (b)		469,064	557,543
Household Durables - 0.3%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (b)		255,000	260,100
Beazer Homes U.S.A., Inc. 6.75% 3/15/25		95,000	99,038
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		180,000	186,300
CalAtlantic Group, Inc. 5.875% 11/15/24		120,000	130,050
KB Home:
8% 3/15/20		140,000	157,500
9.1% 9/15/17		131,000	132,638
Lennar Corp. 4.5% 4/30/24		55,000	56,848
Meritage Homes Corp.:
5.125% 6/6/27 (b)		80,000	80,100
7% 4/1/22		470,000	534,625
New Home Co. LLC 7.25% 4/1/22 (b)		150,000	155,250
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		140,000	149,450
TRI Pointe Homes, Inc. 5.25% 6/1/27		80,000	80,200
			2,022,099
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24		45,000	46,969
TOTAL CONSUMER DISCRETIONARY			2,626,611
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 5.75% 3/15/25 (b)		40,000	37,200
Cumberland Farms, Inc. 6.75% 5/1/25 (b)		35,000	36,838
			74,038
FINANCIALS - 0.0%
Disc-Real Estate Inv Trusts - 0.0%
Care Capital Properties LP 5.125% 8/15/26		107,000	108,730
Diversified Financial Services - 0.0%
Uniti Group, Inc./Uniti Fiber 7.125% 12/15/24 (b)		95,000	94,169
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC 8.375% 11/15/22 (b)		55,000	51,838
TOTAL FINANCIALS			254,737
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21		120,000	124,800
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
CyrusOne LP/CyrusOne Finance Corp. 5% 3/15/24 (b)		25,000	25,750
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.5%
ARC Properties Operating Partnership LP 4.6% 2/6/24		55,000	57,444
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		80,000	82,400
DDR Corp. 4.625% 7/15/22		34,000	35,594
DuPont Fabros Technology LP 5.875% 9/15/21		300,000	312,375
Equinix, Inc. 5.375% 5/15/27		105,000	111,956
HCP, Inc. 4.25% 11/15/23		108,000	113,225
Healthcare Realty Trust, Inc. 3.75% 4/15/23		192,000	195,282
Hospitality Properties Trust 6.7% 1/15/18		189,000	189,794
iStar Financial, Inc.:
6% 4/1/22		135,000	138,375
7.125% 2/15/18		265,000	271,625
Lexington Corporate Properties Trust:
4.25% 6/15/23		500,000	499,524
4.4% 6/15/24		35,000	35,058
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		170,000	175,525
Omega Healthcare Investors, Inc.:
4.375% 8/1/23		53,000	54,337
4.5% 4/1/27		83,000	82,987
4.75% 1/15/28		67,000	66,894
Potlatch Corp. 7.5% 11/1/19		189,000	206,955
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	211,620
Select Income REIT 4.25% 5/15/24		80,000	79,265
Senior Housing Properties Trust:
3.25% 5/1/19		118,000	119,146
4.75% 5/1/24		271,000	279,464
6.75% 4/15/20		134,000	145,316
Vornado Realty LP 2.5% 6/30/19		57,000	57,452
			3,521,613
Real Estate Management & Development - 0.1%
CBRE Group, Inc.:
5% 3/15/23		270,000	281,303
5.25% 3/15/25		120,000	130,676
Howard Hughes Corp. 5.375% 3/15/25 (b)		265,000	270,963
Kennedy-Wilson, Inc. 5.875% 4/1/24		110,000	113,438
Mid-America Apartments LP 4.3% 10/15/23		67,000	70,909
			867,289
TOTAL REAL ESTATE			4,388,902

TOTAL NONCONVERTIBLE BONDS			7,494,838

TOTAL CORPORATE BONDS
(Cost $11,325,979)			11,753,269

U.S. Treasury Inflation-Protected Obligations - 29.2%
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		$4,250,130	$4,165,479
0.75% 2/15/42		8,548,985	8,147,498
0.75% 2/15/45		6,505,576	6,111,933
0.875% 2/15/47		2,127,237	2,066,364
1% 2/15/46		1,764,703	1,764,962
1.375% 2/15/44		2,337,595	2,546,179
1.75% 1/15/28		1,606,067	1,791,183
2% 1/15/26		6,354,656	7,123,905
2.125% 2/15/40		1,345,139	1,675,013
2.125% 2/15/41		566,111	708,181
2.375% 1/15/25		14,138,510	16,110,520
2.375% 1/15/27		9,440,759	11,006,118
2.5% 1/15/29		1,182,189	1,422,452
3.625% 4/15/28		5,400,257	7,059,379
3.875% 4/15/29		6,175,809	8,391,128
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19		5,165,573	5,169,256
0.125% 4/15/20		12,530,040	12,551,417
0.125% 4/15/21		8,769,620	8,757,978
0.125% 1/15/22		12,316,104	12,301,738
0.125% 4/15/22		4,524,570	4,503,875
0.125% 7/15/22		5,795,094	5,789,616
0.125% 1/15/23		8,898,624	8,819,884
0.125% 7/15/24		10,504,062	10,320,478
0.125% 7/15/26		1,785,210	1,722,527
0.25% 1/15/25		3,097,140	3,042,881
0.375% 7/15/23		13,659,490	13,752,841
0.375% 1/15/27		10,426,381	10,243,408
0.625% 7/15/21		1,161,949	1,191,224
0.625% 1/15/24		12,418,445	12,598,427
0.625% 1/15/26		2,932,907	2,952,493
1.125% 1/15/21		4,834,528	5,020,831
1.25% 7/15/20		1,897,121	1,977,824
1.375% 7/15/18		3,626,372	3,684,983
1.375% 1/15/20		9,371,822	9,717,540
1.875% 7/15/19		7,048,768	7,349,974
2.125% 1/15/19		6,127,336	6,328,118
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $226,712,155)			227,887,607

Asset-Backed Securities - 0.5%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		$330,000	$370,309
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		100,000	107,451
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		222,000	245,734
Class XS, 0% 10/17/45 (b)(c)(d)		144,519	1
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (b)		644,989	650,399
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	309,594
Series 2002-2 Class M2, 9.163% 3/1/33		450,299	414,352
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)		77,132	76,361
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		131,028	135,042
Invitation Homes Trust:
Series 2014-SFR3:
Class E, 5.5008% 12/17/31 (b)(c)		31,407	31,606
Class F, 6.0008% 12/17/31 (b)(c)		19,629	19,722
Series 2015-SFR2 Class E, 4.1508% 6/17/32 (b)(c)		100,000	101,102
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		608,086	421,512
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		45,459	31,283
Starwood Waypoint Residential Trust Series 2014-1 Class F, 5.5508% 1/17/32 (b)(c)		3,538	3,538
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.8212% 2/5/36 (b)(c)		348,490	26
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 3.1217% 11/21/40 (b)(c)		1,500,000	802,902
TOTAL ASSET-BACKED SECURITIES
(Cost $4,012,719)			3,720,934

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.6661% 1/25/19 (b)(c)		4,980	1,789
Class B4, 4.6661% 1/25/19 (b)(c)		7,999	1,531
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.367% 12/25/46 (b)(c)		189,000	202,401
Series 2010-K7 Class B, 5.4999% 4/25/20 (b)(c)		95,000	102,564
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $283,624)			308,285

Commercial Mortgage Securities - 1.7%
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (b)(c)		100,000	102,229
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.3775% 11/10/42 (c)		10,500	10,489
BANK Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)		63,000	51,944
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class F, 4.4272% 9/10/28 (b)(c)		126,000	115,090
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class F, 3.912% 4/10/28 (b)(c)		191,000	188,093
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (b)		325,284	330,307
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.105% 9/10/46 (b)(c)		250,000	239,577
Claregold Trust Series 2007-2A:
Class G, 5.01% 5/15/44 (b)(c)	CAD	121,958	93,502
Class H, 5.01% 5/15/44 (b)(c)	CAD	235,000	179,494
Class J, 5.01% 5/15/44 (b)(c)	CAD	235,000	178,269
Class K, 5.01% 5/15/44 (b)(c)	CAD	118,000	89,211
Class L, 5.01% 5/15/44 (b)(c)	CAD	421,000	316,143
Class M, 5.01% 5/15/44 (b)(c)	CAD	1,927,737	1,433,197
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		250,000	183,168
Series 2013-CR10 Class D, 4.7885% 8/10/46 (b)(c)		200,000	173,308
Series 2013-CR12 Class D, 5.0824% 10/10/46 (b)(c)		250,000	206,204
Series 2013-LC6 Class D, 4.2831% 1/10/46 (b)(c)		102,000	93,028
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.741% 5/10/43 (b)(c)		200,000	200,257
Core Industrial Trust Series 2015-TEXW Class F, 3.977% 2/10/34 (b)(c)		223,000	214,768
CSAIL Commercial Mortgage Trust Series 2017-C8 Class D, 4.47% 6/15/50 (b)		69,000	61,947
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (b)(c)		100,000	90,703
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.6848% 11/10/46 (b)(c)		580,000	613,483
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.5769% 12/25/43 (c)(d)		1,156,048	95,522
Series K012 Class X3, 2.2519% 1/25/41 (c)(d)		654,163	48,178
Series K013 Class X3, 2.9089% 1/25/43 (c)(d)		1,124,000	105,682
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.4949% 12/15/34 (b)(c)		139,000	138,588
Class FFX, 3.4949% 12/15/34 (b)(c)		244,000	241,309
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (c)		37,515	37,824
GS Mortgage Securities Trust:
Series 2011-GC5 Class E, 5.3992% 8/10/44 (b)(c)		63,000	50,110
Series 2012-GC6 Class E, 5% 1/10/45 (b)(c)		153,000	129,878
Series 2012-GCJ7:
Class C, 5.7049% 5/10/45 (c)		500,000	526,502
Class D, 5.7049% 5/10/45 (b)(c)		500,000	487,914
Series 2012-GCJ9 Class D, 4.838% 11/10/45 (b)(c)		157,000	148,914
Series 2013-GC16 Class F, 3.5% 11/10/46 (b)		269,000	186,492
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		651,000	631,926
Home Partners of America Credit Trust Series 2017-1 Class F, 4.624% 7/17/34 (b)(c)		101,000	100,720
IMT Trust Series 2017-APTS Class EFX, 3.614% 6/15/34 (b)(c)		100,000	94,941
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (b)(c)		641,000	708,920
Series 2010-CNTR Class D, 6.1838% 8/5/32 (b)(c)		284,000	306,729
Series 2012-CBX Class G 4% 6/15/45 (b)		151,000	93,070
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP2 Class E, 4.981% 7/15/42 (c)		42,000	42,437
LSTAR Commercial Mortgage Trust Series 2014-2 Class E, 4.9061% 1/20/41 (b)(c)		192,000	175,513
Morgan Stanley BAML Trust:
Series 2012-C5 Class E, 4.6915% 8/15/45 (b)(c)		45,000	43,145
Series 2013-C12 Class D, 4.7646% 10/15/46 (b)(c)		250,000	233,441
Series 2013-C7 Class D, 4.2593% 2/15/46 (b)(c)		91,000	84,382
Morgan Stanley Capital I Trust:
Series 1997-RR Class F, 7.51% 4/30/39 (b)(c)		14,307	14,271
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		281,226	277,148
Series 2011-C2:
Class D, 5.483% 6/15/44 (b)(c)		358,000	371,096
Class E, 5.483% 6/15/44 (b)(c)		454,000	429,604
Class F, 5.483% 6/15/44 (b)(c)		343,000	291,750
Class XB, 0.5345% 6/15/44 (b)(c)(d)		12,067,221	228,480
Series 2011-C3 Class G, 5.155% 7/15/49 (b)(c)		111,000	93,315
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (b)		128,000	128,080
Class F, 5% 2/5/30 (b)		358,000	354,214
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		267,293	327,434
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5458% 5/10/45 (b)(c)		120,000	120,842
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5 Class E, 4.7752% 10/15/45 (b)(c)		63,000	51,235
Series 2017-C38 Class D, 3% 7/15/50 (b)(c)		70,000	55,400
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.2064% 3/15/45 (b)(c)		220,000	167,204
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class G, 4.0091% 11/15/29 (b)(c)		173,540	170,422
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/35 (b)(c)		100,000	78,324
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $12,901,010)			13,035,367
		Shares	Value

Common Stocks - 11.8%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Marriott International, Inc. Class A		10,800	1,083,348
Wyndham Worldwide Corp.		4,400	441,804
			1,525,152
Household Durables - 0.0%
Stanley Martin Communities LLC Class B		6,300	204,057
Textiles, Apparel & Luxury Goods - 0.1%
Safety Income and Growth, Inc.		15,300	292,995

TOTAL CONSUMER DISCRETIONARY			2,022,204

FINANCIALS - 0.4%
Capital Markets - 0.0%
Ellington Financial LLC		26,300	426,323
Mortgage Real Estate Investment Trusts - 0.4%
Anworth Mortgage Asset Corp.		17,200	103,372
Arbor Realty Trust, Inc.		30,800	256,872
Dynex Capital, Inc.		22,100	156,910
Five Oaks Investment Corp.		3,344	16,319
Great Ajax Corp.		20,100	280,998
Invesco Mortgage Capital, Inc.		22,200	370,962
MFA Financial, Inc.		216,866	1,819,506
			3,004,939

TOTAL FINANCIALS			3,431,262

REAL ESTATE - 11.1%
Equity Real Estate Investment Trusts (REITs) - 11.1%
Acadia Realty Trust (SBI)		74,844	2,080,663
American Assets Trust, Inc.		17,500	689,325
American Homes 4 Rent Class A		78,500	1,771,745
American Tower Corp.		4,600	608,672
Apartment Investment & Management Co. Class A		58,800	2,526,636
AvalonBay Communities, Inc.		24,309	4,671,461
Boston Properties, Inc.		29,051	3,573,854
CBL & Associates Properties, Inc. (e)		16,615	140,064
Cedar Shopping Centers, Inc.		119,918	581,602
Colony NorthStar, Inc.		92,723	1,306,467
Community Healthcare Trust, Inc.		8,200	209,838
CoreSite Realty Corp.		10,600	1,097,418
Corporate Office Properties Trust (SBI)		38,000	1,331,140
Corrections Corp. of America		9,500	262,010
DCT Industrial Trust, Inc.		40,917	2,186,604
DDR Corp.		89,060	807,774
DiamondRock Hospitality Co.		100,300	1,098,285
Douglas Emmett, Inc.		50,200	1,918,142
Duke Realty Corp.		66,200	1,850,290
Empire State Realty Trust, Inc.		23,000	477,710
Equinix, Inc.		4,850	2,081,426
Equity Lifestyle Properties, Inc.		50,499	4,360,084
Equity Residential (SBI)		23,913	1,574,193
Essex Property Trust, Inc.		10,722	2,758,449
Extra Space Storage, Inc.		49,522	3,862,716
First Potomac Realty Trust		14,909	165,639
General Growth Properties, Inc.		95,000	2,238,200
Gramercy Property Trust		4,100	121,811
Healthcare Realty Trust, Inc.		38,800	1,325,020
Healthcare Trust of America, Inc.		12,790	397,897
Highwoods Properties, Inc. (SBI)		29,500	1,495,945
Host Hotels & Resorts, Inc.		76,281	1,393,654
Hudson Pacific Properties, Inc.		48,700	1,665,053
Lexington Corporate Properties Trust		76,700	760,097
Mack-Cali Realty Corp.		26,840	728,438
Mid-America Apartment Communities, Inc.		36,344	3,829,931
Monmouth Real Estate Investment Corp. Class A		5,000	75,250
Monogram Residential Trust, Inc.		11,700	113,607
National Retail Properties, Inc.		3,800	148,580
Omega Healthcare Investors, Inc.		4,700	155,194
Outfront Media, Inc.		1,900	43,928
Potlatch Corp.		1,100	50,270
Prologis, Inc.		32,577	1,910,315
Public Storage		11,734	2,446,891
Sabra Health Care REIT, Inc.		37,151	895,339
Select Income REIT		5,366	128,945
Senior Housing Properties Trust (SBI)		62,800	1,283,632
Simon Property Group, Inc.		23,573	3,813,168
SL Green Realty Corp.		2,600	275,080
Store Capital Corp.		30,800	691,460
Sunstone Hotel Investors, Inc.		83,500	1,346,020
Taubman Centers, Inc.		10,695	636,887
Terreno Realty Corp.		36,154	1,216,944
Urban Edge Properties		76,873	1,824,196
Ventas, Inc.		83,047	5,770,106
VEREIT, Inc.		51,200	416,768
Vornado Realty Trust		8,347	783,783
Washington REIT (SBI)		28,800	918,720
Welltower, Inc.		36,225	2,711,441
WP Carey, Inc.		6,300	415,863
WP Glimcher, Inc.		14,000	117,180
			86,137,820
TOTAL COMMON STOCKS
(Cost $89,468,917)			91,591,286

Preferred Stocks - 2.8%
Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.1%
Mortgage Real Estate Investment Trusts - 0.1%
Great Ajax Corp. 7.25% (f)		30,000	735,900
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Ashford Hospitality Prime, Inc. 5.50%		2,700	53,831
FelCor Lodging Trust, Inc. Series A, 1.95%		400	11,038
Lexington Corporate Properties Trust Series C, 6.50%		15,800	803,825
			868,694

TOTAL CONVERTIBLE PREFERRED STOCKS			1,604,594

Nonconvertible Preferred Stocks - 2.6%
FINANCIALS - 1.1%
Mortgage Real Estate Investment Trusts - 1.1%
AG Mortgage Investment Trust, Inc.:
8.00%		20,279	510,017
8.25%		500	12,650
Agnc Investment Corp. Series B, 7.75%		8,000	208,160
American Capital Mortgage Investment Corp. Series A, 8.125%		6,200	160,022
Annaly Capital Management, Inc.:
Series A, 7.875%		17,200	445,996
Series C, 7.625%		2,324	59,913
Series D, 7.50%		13,671	348,474
Series E, 7.625%		16,340	417,814
Anworth Mortgage Asset Corp. Series A, 8.625%		26,500	695,890
Apollo Commercial Real Estate Finance, Inc.:
Series A, 8.625%		13,174	339,231
Series C, 8.00%		11,647	296,649
Arbor Realty Trust, Inc.:
7.375%		12,320	313,544
Series A, 8.25%		8,989	230,118
Armour Residential REIT, Inc. Series B, 7.875%		5,645	141,125
Chimera Investment Corp. Series B, 8.00%		22,787	583,119
CYS Investments, Inc. Series A, 7.75%		2,162	53,661
Dynex Capital, Inc.:
Series A, 8.50%		20,755	527,800
Series B, 7.625%		10,545	258,669
Invesco Mortgage Capital, Inc.:
Series A, 7.75%		6,507	164,172
Series B, 7.75%		21,900	554,289
MFA Financial, Inc.:
8.00%		11,262	292,812
Series B, 7.50%		44,227	1,121,154
New York Mortgage Trust, Inc.:
Series B, 7.75%		8,886	220,373
Series C, 7.875%		3,200	79,392
PennyMac Mortgage Investment Trust:
8.125%		5,500	139,095
Series B 8.00% (f)		7,400	183,890
Two Harbors Investment Corp. Series A, 8.125%		9,500	263,625
Wells Fargo Real Estate Investment Corp. Series A, 6.375%		4,400	119,460
			8,741,114
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Homes 4 Rent:
5.875%		4,308	107,915
Series A, 5.00%		24,600	702,084
Series B, 5.00%		6,720	190,445
Series C, 5.50%		22,592	632,576
CBL & Associates Properties, Inc.:
Series D, 7.375%		10,147	236,019
Series E, 6.625%		2,200	51,150
Cedar Shopping Centers, Inc. Series B, 7.25%		12,721	322,859
Chesapeake Lodging Trust Series A, 7.75%		4,050	101,169
City Office REIT, Inc. Series A, 6.625%		479	12,100
Colony NorthStar, Inc.:
Series B, 8.25%		9,191	234,646
Series C, 8.875%		10,582	273,333
Series D, 8.50%		8,486	223,606
Series E, 8.75%		13,700	369,900
Series G, 7.50%		1,300	34,463
Series H, 7.125%		7,200	185,400
Series I 7.15%		11,700	298,818
CoreSite Realty Corp. Series A, 7.25%		14,176	362,622
DDR Corp. Series K, 6.25%		5,623	141,025
Digital Realty Trust, Inc. Series G, 5.875%		6,286	160,733
Equity Lifestyle Properties, Inc. Series C, 6.75%		29,989	763,220
General Growth Properties, Inc. Series A, 6.375%		3,847	97,945
iStar Financial, Inc.:
Series D, 8.00%		1,500	37,890
Series E, 7.875%		6,511	164,800
Series F, 7.80%		18,316	461,380
Series G, 7.65%		6,000	150,660
LaSalle Hotel Properties Series I, 6.375%		4,963	125,117
Pebblebrook Hotel Trust Series C, 6.50%		7,058	177,579
Pennsylvania (REIT) Series B, 7.375%		4,082	103,275
Prologis, Inc. Series Q, 8.54%		3,700	277,500
PS Business Parks, Inc. Series T, 6.00%		5,100	128,520
Public Storage Series F 5.15%		2,900	72,616
RAIT Financial Trust:
7.125%		12,402	308,190
7.625%		8,860	212,729
Saul Centers, Inc. Series C, 6.875%		14,926	383,300
Summit Hotel Properties, Inc.:
Series B, 7.875%		9,827	253,920
Series C, 7.125%		6,788	173,705
Sun Communities, Inc. Series A, 7.125%		15,940	402,485
Taubman Centers, Inc. Series K, 6.25%		4,319	109,443
Terreno Realty Corp. Series A, 7.75%		5,000	125,400
UMH Properties, Inc. Series A, 8.25%		14,000	364,280
Urstadt Biddle Properties, Inc. Series G, 6.75%		6,500	171,600
VEREIT, Inc. Series F, 6.70%		42,896	1,140,605
WP Glimcher, Inc.:
Series H, 7.50%		2,898	72,653
Series I, 6.875%		1,402	36,003
			10,955,678
Real Estate Management & Development - 0.1%
Kennedy-Wilson, Inc. 7.75%		7,372	188,797
TOTAL REAL ESTATE			11,144,475

TOTAL NONCONVERTIBLE PREFERRED STOCKS			19,885,589

TOTAL PREFERRED STOCKS
(Cost $20,534,184)			21,490,183
		Principal Amount(a)	Value

Bank Loan Obligations - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Caesars Growth Properties Holdings LLC Tranche 1LN, term loan 3.7947% 5/8/21 (c)		$95,555	95,962
Cooper Hotel Group 12% 11/6/17		976,007	976,007
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.9084% 4/14/21 (c)		219,483	220,238
Playa Resorts Holding BV Tranche B, term loan 4.1704% 4/27/24 (c)		40,000	39,981
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.44% 5/11/24 (c)		54,863	54,966
			1,387,154
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 5.4504% 6/23/23 (c)		118,481	116,815

TOTAL CONSUMER DISCRETIONARY			1,503,969

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TPF II Power LLC Tranche B, term loan 5.0447% 10/2/23 (c)		74,160	73,771
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Capital Automotive LP Trahche B 1LN, term loan 4.22% 3/24/24 (c)		50,000	50,350
UTILITIES - 0.0%
Electric Utilities - 0.0%
Southeast Powergen LLC Tranche B, term loan 4.65% 12/2/21 (c)		94,000	90,475
TOTAL BANK LOAN OBLIGATIONS
(Cost $1,726,158)			1,718,565
		Shares	Value

Equity Funds - 25.1%
Fidelity Commodity Strategy Central Fund (g)
(Cost $374,275,366)		31,264,467	196,028,207

Fixed-Income Funds - 25.9%
Fidelity Floating Rate Central Fund (g)
(Cost $202,081,699)		1,951,532	201,612,771
		Principal Amount(a)	Value

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35(b)
(Cost $594,368)		$ 500,000	87,500
		Shares	Value

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 1.10% (h)		7,534,167	7,535,674
Fidelity Securities Lending Cash Central Fund 1.09% (h)(i)		108,476	108,487
TOTAL MONEY MARKET FUNDS
(Cost $7,644,171)			7,644,161
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $951,560,350)			776,878,135
NET OTHER ASSETS (LIABILITIES) - 0.3%			2,592,186
NET ASSETS - 100%			$779,470,321

Currency Abbreviations

CAD – Canadian dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,909,370 or 2.3% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Security or a portion of the security is on loan at period end.

 (f) Non-income producing

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$40,650
Fidelity Commodity Strategy Central Fund	273,973
Fidelity Floating Rate Central Fund	7,882,903
Fidelity Securities Lending Cash Central Fund	91
Total	$8,197,617

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$190,971,039	$27,897,853	$19,067,623	$196,028,207	32.0%
Fidelity Floating Rate Central Fund	217,242,916	10,499,867	27,486,483	201,612,771	13.5%
Total	$408,213,955	$38,397,720	$46,554,106	$397,640,978

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,022,204	$1,818,147	$--	$204,057
Financials	12,908,276	12,172,376	735,900	--
Real Estate	98,150,989	97,004,795	1,146,194	--
Corporate Bonds	11,753,269	--	11,753,269	--
U.S. Government and Government Agency Obligations	227,887,607	--	227,887,607	--
Asset-Backed Securities	3,720,934	--	2,918,005	802,929
Collateralized Mortgage Obligations	308,285	--	304,965	3,320
Commercial Mortgage Securities	13,035,367	--	13,035,367	--
Bank Loan Obligations	1,718,565	--	742,558	976,007
Equity Funds	196,028,207	196,028,207	--	--
Fixed-Income Funds	201,612,771	201,612,771	--	--
Preferred Securities	87,500	--	--	87,500
Money Market Funds	7,644,161	7,644,161	--	--
Total Investments in Securities:	$776,878,135	$516,280,457	$258,523,865	$2,073,813

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$8,124,480
Net Realized Gain (Loss) on Investment Securities	7,025,235
Net Unrealized Gain (Loss) on Investment Securities	(2,630,924)
Cost of Purchases	408,148
Proceeds of Sales	(12,722,882)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$204,057
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2017	$37,766
Other Investments in Securities
Beginning Balance	$6,188,696
Net Realized Gain (Loss) on Investment Securities	(8,287,191)
Net Unrealized Gain (Loss) on Investment Securities	8,407,325
Cost of Purchases	6,165
Proceeds of Sales	(1,194,125)
Amortization/Accretion	(33,243)
Transfers into Level 3	1
Transfers out of Level 3	(3,217,872)
Ending Balance	$1,869,756
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2017	$171,730

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $962,211,040. Net unrealized depreciation aggregated $185,332,905, of which $15,009,941 related to appreciated investment securities and $200,342,846 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 28, 2017